Loans, Impaired Loans, and Allowance for Credit Losses - Summary of Allowances for Credit Losses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	$ 3,783
Allowance for loan losses, Ending Balance	3,549	$ 3,783
IAS 39 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	3,783
Allowance for loan losses, Ending Balance		3,783
Counterparty-specific allowance [member] | IAS 39 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	263	399
Provision for credit losses		(25)
Write-offs		(84)
Recoveries		65
Disposals		(63)
Foreign exchange and other adjustments		(29)
Allowance for loan losses, Ending Balance		263
Counterparty-specific allowance [member] | Business and government [member] | IAS 39 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	134	189
Provision for credit losses		(19)
Write-offs		(75)
Recoveries		48
Foreign exchange and other adjustments		(9)
Allowance for loan losses, Ending Balance		134
Counterparty-specific allowance [member] | Debt securities classified as loans [member] | IAS 39 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	126	206
Provision for credit losses		(2)
Write-offs		(9)
Disposals		(63)
Foreign exchange and other adjustments		(6)
Allowance for loan losses, Ending Balance		126
Counterparty-specific allowance [member] | Total counterparty-specific allowance excluding acquired credit-impaired loans [member] | IAS 39 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	260	395
Provision for credit losses		(21)
Write-offs		(84)
Recoveries		48
Disposals		(63)
Foreign exchange and other adjustments		(15)
Allowance for loan losses, Ending Balance		260
Counterparty-specific allowance [member] | Acquired credit-impaired loans [member] | IAS 39 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	3	4
Provision for credit losses		(4)
Recoveries		17
Foreign exchange and other adjustments		(14)
Allowance for loan losses, Ending Balance		3
Collectively assessed allowance for individually insignificant impaired loans [member] | IAS 39 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	585	593
Provision for credit losses		2,015
Write-offs		(2,575)
Recoveries		560
Foreign exchange and other adjustments		(8)
Allowance for loan losses, Ending Balance		585
Collectively assessed allowance for individually insignificant impaired loans [member] | Business and government [member] | IAS 39 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	29	30
Provision for credit losses		59
Write-offs		(91)
Recoveries		30
Foreign exchange and other adjustments		1
Allowance for loan losses, Ending Balance		29
Collectively assessed allowance for individually insignificant impaired loans [member] | Acquired credit-impaired loans [member] | IAS 39 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	32	58
Provision for credit losses		(34)
Write-offs		(1)
Recoveries		5
Foreign exchange and other adjustments		4
Allowance for loan losses, Ending Balance		32
Collectively assessed allowance for individually insignificant impaired loans [member] | Residential mortgages [member] | IAS 39 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	42	49
Provision for credit losses		29
Write-offs		(41)
Recoveries		6
Foreign exchange and other adjustments		(1)
Allowance for loan losses, Ending Balance		42
Collectively assessed allowance for individually insignificant impaired loans [member] | Consumer instalment and other personal [member] | IAS 39 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	147	166
Provision for credit losses		788
Write-offs		(1,070)
Recoveries		267
Foreign exchange and other adjustments		(4)
Allowance for loan losses, Ending Balance		147
Collectively assessed allowance for individually insignificant impaired loans [member] | Credit card [member] | IAS 39 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	335	290
Provision for credit losses		1,173
Write-offs		(1,372)
Recoveries		252
Foreign exchange and other adjustments		(8)
Allowance for loan losses, Ending Balance		335
Collectively assessed allowance for individually insignificant impaired loans [member] | Total collectively assessed allowance for individually insignificant impaired loans excluding acquired credit impaired loans [member] | IAS 39 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	553	535
Provision for credit losses		2,049
Write-offs		(2,574)
Recoveries		555
Foreign exchange and other adjustments		(12)
Allowance for loan losses, Ending Balance		553
Collectively assessed allowance for incurred but not identified credit losses [member] | IAS 39 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	3,502	3,381
Provision for credit losses		226
Disposals		(20)
Foreign exchange and other adjustments		(85)
Allowance for loan losses, Ending Balance		3,502
Collectively assessed allowance for incurred but not identified credit losses [member] | Business and government [member] | IAS 39 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	1,526	1,424
Provision for credit losses		140
Foreign exchange and other adjustments		(38)
Allowance for loan losses, Ending Balance		1,526
Collectively assessed allowance for incurred but not identified credit losses [member] | Debt securities classified as loans [member] | IAS 39 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	20	55
Provision for credit losses		(11)
Disposals		(20)
Foreign exchange and other adjustments		(4)
Allowance for loan losses, Ending Balance		20
Collectively assessed allowance for incurred but not identified credit losses [member] | Residential mortgages [member] | IAS 39 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	36	48
Provision for credit losses		(11)
Foreign exchange and other adjustments		(1)
Allowance for loan losses, Ending Balance		36
Collectively assessed allowance for incurred but not identified credit losses [member] | Consumer instalment and other personal [member] | IAS 39 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	689	685
Provision for credit losses		17
Foreign exchange and other adjustments		(13)
Allowance for loan losses, Ending Balance		689
Collectively assessed allowance for incurred but not identified credit losses [member] | Credit card [member] | IAS 39 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	1,231	1,169
Provision for credit losses		91
Foreign exchange and other adjustments		(29)
Allowance for loan losses, Ending Balance		1,231
Allowance for credit losses [member] | IAS 39 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	4,350	4,373
Provision for credit losses		2,216
Write-offs		(2,659)
Recoveries		625
Disposals		(83)
Foreign exchange and other adjustments		(122)
Allowance for loan losses, Ending Balance		4,350
Allowance for credit losses [member] | Business and government [member] | IAS 39 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	1,689	1,643
Provision for credit losses		180
Write-offs		(166)
Recoveries		78
Foreign exchange and other adjustments		(46)
Allowance for loan losses, Ending Balance		1,689
Allowance for credit losses [member] | Debt securities classified as loans [member] | IAS 39 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	146	261
Provision for credit losses		(13)
Write-offs		(9)
Disposals		(83)
Foreign exchange and other adjustments		(10)
Allowance for loan losses, Ending Balance		146
Allowance for credit losses [member] | Acquired credit-impaired loans [member] | IAS 39 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	35	62
Provision for credit losses		(38)
Write-offs		(1)
Recoveries		22
Foreign exchange and other adjustments		(10)
Allowance for loan losses, Ending Balance		35
Allowance for credit losses [member] | Residential mortgages [member] | IAS 39 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	78	97
Provision for credit losses		18
Write-offs		(41)
Recoveries		6
Foreign exchange and other adjustments		(2)
Allowance for loan losses, Ending Balance		78
Allowance for credit losses [member] | Consumer instalment and other personal [member] | IAS 39 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	836	851
Provision for credit losses		805
Write-offs		(1,070)
Recoveries		267
Foreign exchange and other adjustments		(17)
Allowance for loan losses, Ending Balance		836
Allowance for credit losses [member] | Credit card [member] | IAS 39 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	1,566	1,459
Provision for credit losses		1,264
Write-offs		(1,372)
Recoveries		252
Foreign exchange and other adjustments		(37)
Allowance for loan losses, Ending Balance		1,566
Allowance for credit losses [member] | Allowance for credit losses excluding acquired credit impaired loans [member] | IAS 39 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	4,315	4,311
Provision for credit losses		2,254
Write-offs		(2,658)
Recoveries		603
Disposals		(83)
Foreign exchange and other adjustments		(112)
Allowance for loan losses, Ending Balance		4,315
Allowance for off balance sheet positions [member] | IAS 39 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	567	500
Provision for credit losses		79
Foreign exchange and other adjustments		(12)
Allowance for loan losses, Ending Balance		567
Allowance for loan losses [member] | IAS 39 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	$ 3,783	3,873
Provision for credit losses		2,137
Write-offs		(2,659)
Recoveries		625
Disposals		(83)
Foreign exchange and other adjustments		(110)
Allowance for loan losses, Ending Balance		$ 3,783